Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	$ 403	$ 119	$ 96
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	738
Employee Severance [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	366	96	98
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	639
Other Terminations [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	37	23	(2)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	99
U S Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	26
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	89
U S Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	83
U S Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	6
International Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	54
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	129
International Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	128
International Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	1
Global Commercial Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	156
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	289
Global Commercial Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	272
Global Commercial Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	17
Global Network And Merchant Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	25
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	50
Global Network And Merchant Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	50
Global Network And Merchant Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	0
Corporate and Other [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	142
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	181
Severance and other charges	166
Corporate and Other [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	106
Corporate and Other [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	$ 75